Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 1,886		$ 4,751	$ 800	$ 2,872	$ 4,764
Income tax rate			0.00%		21.00%	21.00%
Deferred tax assets valuation allowance					$ 9,299,126	$ 6,785,258
Deferred tax intangible assets					(1,949)	(1,139)
Deferred tax intangible assets					1,949	1,139
Deferred tax assets, operating loss carryforwards, subject to expiration					10,800,000
Deferred tax assets, operating loss carryforwards, not subject to expiration					15,000,000.0
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					32,800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					8,900,000
Deferred tax assets, operating loss carryforwards, subject to expiration					$ 3,500,000
Deferred tax assets, operating loss carryforwards, not subject to expiration						$ 20,000,000.0